JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 2.7%
Archer Aviation, Inc., Class A *	207,567	2,081,897
ATI, Inc. *	65,676	5,053,112
BWX Technologies, Inc.	43,081	6,545,296
Curtiss-Wright Corp.	17,732	8,692,581
Hexcel Corp.	37,855	2,267,893
Huntington Ingalls Industries, Inc.	18,452	5,145,525
Karman Holdings, Inc. * (a)	16,693	863,028
Leonardo DRS, Inc.	34,733	1,444,893
Loar Holdings, Inc. *	10,845	801,554
Rocket Lab Corp. *	164,784	7,566,881
Spirit AeroSystems Holdings, Inc., Class A *	52,797	2,080,202
StandardAero, Inc. *	52,484	1,498,418
Woodward, Inc.	27,777	7,140,911
		51,182,191
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	55,490	6,399,107
GXO Logistics, Inc. *	54,999	2,734,000
		9,133,107
Automobile Components — 0.6%
Autoliv, Inc. (Sweden)	31,948	3,563,799
BorgWarner, Inc.	98,141	3,611,589
Gentex Corp.	99,266	2,622,608
Lear Corp.	25,205	2,376,579
		12,174,575
Automobiles — 0.4%
Lucid Group, Inc. * (a)	580,430	1,427,858
Rivian Automotive, Inc., Class A * (a)	358,853	4,618,438
Thor Industries, Inc. (a)	24,102	2,193,041
		8,239,337
Banks — 4.2%
Bank OZK	47,663	2,349,786
BOK Financial Corp.	9,577	972,353
Cadence Bank	84,873	2,957,824
Columbia Banking System, Inc.	94,259	2,243,364
Comerica, Inc.	59,658	4,031,091
Commerce Bancshares, Inc.	61,475	3,762,270
Cullen/Frost Bankers, Inc.	28,340	3,610,799
First Financial Bankshares, Inc.	56,692	1,962,677
First Horizon Corp.	231,387	5,046,551
FNB Corp.	152,184	2,331,459
Glacier Bancorp, Inc.	53,433	2,341,968
Hancock Whitney Corp.	38,243	2,283,872
Home BancShares, Inc.	86,771	2,443,471
Old National Bancorp	136,332	2,877,969
Pinnacle Financial Partners, Inc.	35,121	3,086,785
Popular, Inc. (Puerto Rico)	30,297	3,471,430

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Prosperity Bancshares, Inc.	42,571	2,836,080
SouthState Corp.	45,810	4,313,928
Synovus Financial Corp.	65,472	3,092,897
TFS Financial Corp.	24,835	325,587
UMB Financial Corp.	33,772	3,714,582
United Bankshares, Inc.	66,067	2,346,700
Valley National Bancorp	210,989	1,955,868
Webster Financial Corp.	76,296	4,398,465
Western Alliance Bancorp	51,970	4,030,793
Wintrust Financial Corp.	29,706	3,801,774
Zions Bancorp NA	66,602	3,571,199
		80,161,542
Beverages — 0.5%
Celsius Holdings, Inc. *	77,002	3,491,271
Coca-Cola Consolidated, Inc.	24,607	2,749,832
National Beverage Corp. *	12,538	574,491
Primo Brands Corp.	96,773	2,671,903
		9,487,497
Biotechnology — 3.7%
Alkermes plc *	74,181	1,965,055
Bridgebio Pharma, Inc. *	65,963	3,118,071
CRISPR Therapeutics AG (Switzerland) * (a)	40,615	2,285,000
Cytokinetics, Inc. *	55,307	2,081,755
Exact Sciences Corp. *	86,583	4,065,072
Exelixis, Inc. *	118,706	4,299,531
Halozyme Therapeutics, Inc. *	58,155	3,487,555
Insmed, Inc. *	84,738	9,090,693
Ionis Pharmaceuticals, Inc. *	69,966	3,007,139
Madrigal Pharmaceuticals, Inc. *	8,626	2,609,451
Natera, Inc. *	61,891	8,272,351
Neurocrine Biosciences, Inc. *	46,483	5,960,515
Revolution Medicines, Inc. *	70,788	2,638,269
Roivant Sciences Ltd. *	181,912	2,066,520
Sarepta Therapeutics, Inc. *	44,635	732,907
Summit Therapeutics, Inc. * (a)	53,169	1,402,067
TG Therapeutics, Inc. *	68,096	2,417,408
Ultragenyx Pharmaceutical, Inc. *	41,812	1,142,304
United Therapeutics Corp. *	19,492	5,354,452
Vaxcyte, Inc. *	54,016	1,833,843
Viking Therapeutics, Inc. * (a)	49,802	1,622,051
		69,452,009
Broadline Retail — 0.5%
Dillard's, Inc., Class A (a)	1,865	870,825
Etsy, Inc. *	49,043	2,857,736

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Broadline Retail — continued
Macy's, Inc.	123,529	1,560,171
Ollie's Bargain Outlet Holdings, Inc. *	29,048	3,968,828
		9,257,560
Building Products — 1.9%
A O Smith Corp.	53,671	3,799,370
AAON, Inc.	31,767	2,652,544
Advanced Drainage Systems, Inc.	32,491	3,728,342
Armstrong World Industries, Inc.	20,423	3,842,996
Carlisle Cos., Inc.	20,383	7,230,054
Fortune Brands Innovations, Inc.	54,843	2,991,137
Simpson Manufacturing Co., Inc.	19,760	3,545,537
Trex Co., Inc. *	50,425	3,239,302
UFP Industries, Inc.	28,577	2,800,546
Zurn Elkay Water Solutions Corp.	71,279	3,154,096
		36,983,924
Capital Markets — 4.3%
Affiliated Managers Group, Inc.	13,483	2,829,677
Blue Owl Capital, Inc.	271,584	5,255,150
Cohen & Steers, Inc.	12,980	954,809
Evercore, Inc., Class A	17,588	5,296,450
Federated Hermes, Inc.	38,008	1,884,057
Franklin Resources, Inc.	134,737	3,233,688
Freedom Holding Corp. (Kazakhstan) * (a)	8,570	1,592,434
Hamilton Lane, Inc., Class A	17,971	2,736,983
Houlihan Lokey, Inc.	25,459	4,854,013
Interactive Brokers Group, Inc., Class A	204,193	13,386,894
Invesco Ltd.	160,808	3,378,576
Janus Henderson Group plc	55,982	2,424,021
Jefferies Financial Group, Inc.	75,132	4,332,111
Lazard, Inc.	41,445	2,154,311
MarketAxess Holdings, Inc.	17,478	3,591,729
Morningstar, Inc.	11,932	3,298,721
SEI Investments Co.	45,288	3,990,779
Stifel Financial Corp.	47,679	5,441,127
TPG, Inc.	47,008	2,682,747
Tradeweb Markets, Inc., Class A	54,632	7,569,264
		80,887,541
Chemicals — 2.2%
Albemarle Corp.	55,190	3,744,642
Avient Corp.	41,068	1,296,517
Axalta Coating Systems Ltd. *	97,178	2,752,081
Balchem Corp.	15,340	2,338,890
Cabot Corp.	23,890	1,724,380
Celanese Corp.	48,500	2,533,155
Eastman Chemical Co.	54,300	3,942,723
Element Solutions, Inc.	102,999	2,430,776

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
FMC Corp.	54,029	2,109,292
HB Fuller Co.	24,515	1,377,743
Mosaic Co. (The)	144,408	5,200,132
NewMarket Corp.	3,397	2,333,739
RPM International, Inc.	60,648	7,120,682
Scotts Miracle-Gro Co. (The)	20,448	1,281,272
Sensient Technologies Corp.	19,870	2,231,202
		42,417,226
Commercial Services & Supplies — 0.9%
Casella Waste Systems, Inc., Class A *	29,352	3,191,443
Clean Harbors, Inc. *	24,009	5,661,562
MSA Safety, Inc.	17,487	3,110,413
Tetra Tech, Inc.	118,060	4,337,524
		16,300,942
Communications Equipment — 0.5%
Ciena Corp. *	66,583	6,181,566
Lumentum Holdings, Inc. *	32,479	3,575,288
		9,756,854
Construction & Engineering — 2.9%
AECOM	60,277	6,795,629
API Group Corp. *	145,799	5,258,970
Arcosa, Inc.	21,622	1,856,897
Comfort Systems USA, Inc.	16,590	11,667,747
EMCOR Group, Inc.	20,958	13,150,935
Fluor Corp. *	74,347	4,220,679
MasTec, Inc. *	28,824	5,453,789
Valmont Industries, Inc.	9,450	3,439,328
WillScot Holdings Corp.	86,288	2,532,553
		54,376,527
Construction Materials — 0.2%
Eagle Materials, Inc.	15,655	3,511,260
Consumer Finance — 1.4%
Ally Financial, Inc.	129,826	4,913,914
Credit Acceptance Corp. *	2,508	1,229,622
FirstCash Holdings, Inc.	18,795	2,505,186
OneMain Holdings, Inc.	56,334	3,255,542
SLM Corp.	92,959	2,956,096
SoFi Technologies, Inc. *	507,429	11,457,747
		26,318,107
Consumer Staples Distribution & Retail — 2.6%
Albertsons Cos., Inc., Class A	177,755	3,416,451
BJ's Wholesale Club Holdings, Inc. *	54,667	5,789,235
Casey's General Stores, Inc.	17,138	8,913,988
Maplebear, Inc. *	86,627	4,155,497
Performance Food Group Co. *	73,105	7,339,742

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Sprouts Farmers Market, Inc. *	46,173	6,997,057
US Foods Holding Corp. *	107,860	8,987,974
Walgreens Boots Alliance, Inc.	337,086	3,923,681
		49,523,625
Containers & Packaging — 0.7%
AptarGroup, Inc.	30,905	4,856,412
Graphic Packaging Holding Co.	129,400	2,893,384
Sealed Air Corp.	66,399	1,943,499
Silgan Holdings, Inc.	41,654	1,938,160
Sonoco Products Co.	45,976	2,072,138
		13,703,593
Distributors — 0.2%
LKQ Corp.	121,284	3,574,239
Diversified Consumer Services — 1.1%
ADT, Inc.	162,463	1,356,566
Bright Horizons Family Solutions, Inc. *	26,005	2,941,166
Duolingo, Inc. *	18,325	6,350,529
Grand Canyon Education, Inc. *	13,160	2,219,171
H&R Block, Inc.	62,948	3,420,594
Service Corp. International	66,885	5,103,994
		21,392,020
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	93,075	2,837,857
Diversified Telecommunication Services — 0.6%
AST SpaceMobile, Inc. *	97,197	5,167,964
Frontier Communications Parent, Inc. *	102,955	3,782,567
Liberty Global Ltd., Class A (Belgium) *	78,046	782,021
Liberty Global Ltd., Class C (Belgium) *	66,695	682,290
Lumen Technologies, Inc. *	428,479	1,906,732
		12,321,574
Electric Utilities — 1.1%
ALLETE, Inc.	27,085	1,785,714
IDACORP, Inc.	24,209	3,034,114
OGE Energy Corp.	94,383	4,286,876
Otter Tail Corp.	19,479	1,503,389
Pinnacle West Capital Corp.	56,179	5,090,941
Portland General Electric Co.	51,555	2,119,942
TXNM Energy, Inc.	43,140	2,449,920
		20,270,896
Electrical Equipment — 1.5%
Acuity, Inc.	14,117	4,395,328
EnerSys	17,855	1,649,266
Generac Holdings, Inc. *	28,064	5,463,780
NEXTracker, Inc., Class A *	67,586	3,937,560
nVent Electric plc	77,793	6,100,527

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
Regal Rexnord Corp.	31,204	4,770,468
Sensata Technologies Holding plc	67,515	2,076,762
		28,393,691
Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc.	17,776	2,469,442
Arrow Electronics, Inc. *	22,291	2,585,756
Avnet, Inc.	40,683	2,153,758
Badger Meter, Inc.	13,802	2,605,266
Belden, Inc.	18,079	2,235,468
Cognex Corp.	75,823	3,091,304
Coherent Corp. *	72,223	7,771,195
Fabrinet (Thailand) *	17,103	5,536,754
Insight Enterprises, Inc. *	13,097	1,553,042
Jabil, Inc.	46,943	10,476,269
Littelfuse, Inc.	11,723	3,016,680
Novanta, Inc. *	16,791	2,065,629
Sanmina Corp. *	23,355	2,710,114
TD SYNNEX Corp.	35,236	5,087,726
Vontier Corp.	69,754	2,892,698
		56,251,101
Energy Equipment & Services — 0.6%
NOV, Inc.	170,586	2,145,972
TechnipFMC plc (United Kingdom)	194,820	7,085,603
Weatherford International plc	34,438	1,947,469
		11,179,044
Entertainment — 0.8%
Madison Square Garden Sports Corp. *	7,946	1,605,886
Roku, Inc. *	60,242	5,672,387
TKO Group Holdings, Inc.	32,205	5,410,762
Warner Music Group Corp., Class A	64,904	1,899,091
		14,588,126
Financial Services — 2.6%
Affirm Holdings, Inc. *	125,297	8,590,362
Enact Holdings, Inc.	14,839	515,804
Essent Group Ltd.	46,317	2,593,289
Euronet Worldwide, Inc. *	19,110	1,857,110
Jackson Financial, Inc., Class A	33,532	2,936,062
MGIC Investment Corp.	106,745	2,764,695
Mr. Cooper Group, Inc. *	27,258	4,244,616
PennyMac Financial Services, Inc.	13,340	1,242,488
Radian Group, Inc.	66,348	2,163,608
Remitly Global, Inc. *	73,197	1,207,751
Shift4 Payments, Inc., Class A * (a)	31,064	3,199,592
Toast, Inc., Class A *	233,380	11,398,279
Voya Financial, Inc.	45,202	3,164,140

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Western Union Co. (The)	155,444	1,251,324
WEX, Inc. *	14,797	2,510,755
		49,639,875
Food Products — 1.3%
Bunge Global SA	62,941	5,020,174
Darling Ingredients, Inc. *	69,088	2,237,069
Flowers Foods, Inc.	94,215	1,493,308
Freshpet, Inc. *	21,512	1,469,700
Ingredion, Inc.	29,058	3,822,289
Lamb Weston Holdings, Inc.	61,246	3,495,309
Marzetti Co. (The)	9,583	1,703,474
Pilgrim's Pride Corp.	19,527	925,385
Post Holdings, Inc. *	23,529	2,489,603
Simply Good Foods Co. (The) *	40,749	1,241,215
		23,897,526
Gas Utilities — 0.9%
MDU Resources Group, Inc.	92,123	1,589,122
National Fuel Gas Co.	42,615	3,698,556
New Jersey Resources Corp.	45,748	2,100,291
ONE Gas, Inc.	26,918	1,956,938
Southwest Gas Holdings, Inc.	27,738	2,167,447
Spire, Inc.	27,275	2,031,169
UGI Corp.	101,228	3,662,429
		17,205,952
Ground Transportation — 1.4%
Avis Budget Group, Inc. *	8,207	1,397,160
Knight-Swift Transportation Holdings, Inc.	73,914	3,141,345
Landstar System, Inc.	16,435	2,191,936
Lyft, Inc., Class A *	184,360	2,592,102
Ryder System, Inc.	19,131	3,399,770
Saia, Inc. *	12,485	3,773,466
U-Haul Holding Co. *	3,585	207,428
U-Haul Holding Co.	45,630	2,372,760
XPO, Inc. *	55,450	6,670,080
		25,746,047
Health Care Equipment & Supplies — 1.5%
Glaukos Corp. *	24,964	2,149,151
Globus Medical, Inc., Class A *	54,191	2,852,072
Haemonetics Corp. *	22,381	1,657,089
Inspire Medical Systems, Inc. *	13,885	1,729,238
Lantheus Holdings, Inc. *	31,847	2,267,188
Masimo Corp. *	22,179	3,410,908
Merit Medical Systems, Inc. *	27,822	2,360,975
Penumbra, Inc. *	17,515	4,418,509

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Solventum Corp. *	65,191	4,652,030
Teleflex, Inc.	21,828	2,608,446
		28,105,606
Health Care Providers & Services — 2.3%
Chemed Corp.	6,866	2,830,852
CorVel Corp. *	13,881	1,229,857
DaVita, Inc. *	18,980	2,664,223
Encompass Health Corp.	45,348	4,993,268
Ensign Group, Inc. (The)	27,128	4,069,200
HealthEquity, Inc. *	40,108	3,890,476
Henry Schein, Inc. *	49,592	3,354,899
Hims & Hers Health, Inc. *	95,669	6,331,374
Option Care Health, Inc. *	77,087	2,262,503
Tenet Healthcare Corp. *	44,027	7,100,675
Universal Health Services, Inc., Class B	26,299	4,377,468
		43,104,795
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.	160,822	2,470,226
Omega Healthcare Investors, Inc.	135,044	5,253,212
		7,723,438
Health Care Technology — 0.3%
Doximity, Inc., Class A *	61,213	3,596,264
Waystar Holding Corp. *	37,465	1,385,455
		4,981,719
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	329,436	5,178,734
Ryman Hospitality Properties, Inc.	27,461	2,610,443
		7,789,177
Hotels, Restaurants & Leisure — 4.1%
Aramark	123,303	5,247,776
Boyd Gaming Corp.	27,452	2,330,675
Caesars Entertainment, Inc. *	95,972	2,560,533
Cava Group, Inc. *	46,108	4,057,965
Choice Hotels International, Inc. (a)	12,754	1,628,813
Churchill Downs, Inc.	32,575	3,486,828
DraftKings, Inc., Class A *	229,472	10,335,419
Dutch Bros, Inc., Class A *	53,853	3,191,867
Hilton Grand Vacations, Inc. *	27,923	1,251,509
Hyatt Hotels Corp., Class A	18,992	2,677,302
Life Time Group Holdings, Inc. *	56,939	1,635,288
Light & Wonder, Inc. *	39,938	3,846,828
MGM Resorts International *	93,620	3,412,449
Norwegian Cruise Line Holdings Ltd. *	208,483	5,328,825
Planet Fitness, Inc., Class A *	38,216	4,172,805
Texas Roadhouse, Inc.	31,439	5,820,302

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Travel + Leisure Co.	30,108	1,783,899
Vail Resorts, Inc.	16,627	2,498,373
Wingstop, Inc.	13,149	4,961,644
Wyndham Hotels & Resorts, Inc.	34,405	2,958,830
Wynn Resorts Ltd.	39,323	4,287,387
		77,475,317
Household Durables — 1.7%
Champion Homes, Inc. *	25,115	1,529,504
Installed Building Products, Inc.	10,917	2,208,400
KB Home	29,240	1,615,802
Meritage Homes Corp.	33,714	2,270,301
Mohawk Industries, Inc. *	23,244	2,661,670
Somnigroup International, Inc.	87,873	6,360,248
Taylor Morrison Home Corp. *	47,250	2,800,980
Toll Brothers, Inc.	46,858	5,546,113
TopBuild Corp. *	13,347	4,944,129
Whirlpool Corp. (a)	26,153	2,171,745
		32,108,892
Household Products — 0.0% ^
Reynolds Consumer Products, Inc.	25,632	576,464
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp. (The)	334,223	4,395,032
Clearway Energy, Inc.	15,757	485,001
Clearway Energy, Inc., Class C	38,786	1,265,587
Ormat Technologies, Inc.	26,991	2,413,265
Talen Energy Corp. *	19,687	7,433,221
		15,992,106
Industrial REITs — 1.0%
Americold Realty Trust, Inc.	117,573	1,890,574
EastGroup Properties, Inc.	24,673	4,027,620
First Industrial Realty Trust, Inc.	56,910	2,772,655
Rexford Industrial Realty, Inc.	111,312	4,066,227
STAG Industrial, Inc.	87,941	3,019,015
Terreno Realty Corp.	47,575	2,639,937
		18,416,028
Insurance — 3.6%
American Financial Group, Inc.	33,715	4,211,004
Assurant, Inc.	23,911	4,478,530
Assured Guaranty Ltd.	22,498	1,902,881
Axis Capital Holdings Ltd.	35,655	3,345,865
Brighthouse Financial, Inc. *	27,518	1,316,736
Erie Indemnity Co., Class A	11,862	4,225,719
First American Financial Corp.	46,532	2,794,247
Globe Life, Inc.	36,786	5,167,329
Hanover Insurance Group, Inc. (The)	16,229	2,785,383
Kemper Corp.	26,788	1,649,873

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Kinsale Capital Group, Inc.	10,418	4,591,108
Lincoln National Corp.	79,391	3,025,591
Old Republic International Corp.	108,319	3,917,898
Primerica, Inc.	15,575	4,137,187
RenaissanceRe Holdings Ltd. (Bermuda)	21,619	5,269,415
RLI Corp.	39,432	2,602,118
Ryan Specialty Holdings, Inc.	49,430	3,024,622
Selective Insurance Group, Inc.	28,523	2,223,938
Unum Group	75,486	5,420,650
White Mountains Insurance Group Ltd.	1,127	2,014,851
		68,104,945
Interactive Media & Services — 0.8%
Match Group, Inc.	116,011	3,975,697
Reddit, Inc., Class A *	55,746	8,952,250
Trump Media & Technology Group Corp. * (a)	55,953	984,213
ZoomInfo Technologies, Inc. *	140,656	1,523,305
		15,435,465
IT Services — 0.5%
CoreWeave, Inc., Class A * (a)	17,676	2,017,362
EPAM Systems, Inc. *	26,032	4,105,507
Kyndryl Holdings, Inc. *	108,887	4,112,662
		10,235,531
Leisure Products — 0.5%
Acushnet Holdings Corp.	13,179	1,049,312
Brunswick Corp.	29,474	1,718,039
Hasbro, Inc.	61,794	4,644,437
Mattel, Inc. *	151,862	2,583,173
		9,994,961
Life Sciences Tools & Services — 1.4%
Avantor, Inc. *	318,420	4,279,565
Bio-Rad Laboratories, Inc., Class A *	9,189	2,223,278
Bio-Techne Corp.	74,452	4,074,758
Bruker Corp.	48,696	1,871,387
Charles River Laboratories International, Inc. *	21,340	3,620,118
Medpace Holdings, Inc. *	10,768	4,600,089
Repligen Corp. *	24,942	2,919,960
Sotera Health Co. *	71,785	824,810
Tempus AI, Inc. * (a)	39,703	2,246,793
		26,660,758
Machinery — 5.2%
AGCO Corp.	28,053	3,309,412
Allison Transmission Holdings, Inc.	40,122	3,613,788
Chart Industries, Inc. *	21,154	4,206,050
Crane Co.	23,215	4,544,801
Donaldson Co., Inc.	56,769	4,085,665

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Esab Corp.	26,669	3,578,180
Federal Signal Corp.	28,683	3,630,407
Flowserve Corp.	61,769	3,461,535
Franklin Electric Co., Inc.	18,672	1,754,234
Gates Industrial Corp. plc *	115,127	2,855,150
Graco, Inc.	79,380	6,666,332
ITT, Inc.	38,611	6,562,326
JBT Marel Corp.	24,292	3,347,438
Lincoln Electric Holdings, Inc.	26,377	6,422,799
Middleby Corp. (The) *	25,209	3,660,347
Mueller Industries, Inc.	52,090	4,446,923
Nordson Corp.	24,476	5,243,004
Oshkosh Corp.	28,262	3,575,991
RBC Bearings, Inc. *	14,566	5,641,994
SPX Technologies, Inc. *	21,956	4,004,555
Stanley Black & Decker, Inc.	72,029	4,872,762
Timken Co. (The)	30,188	2,297,005
Toro Co. (The)	46,992	3,489,156
Watts Water Technologies, Inc., Class A	12,858	3,372,911
		98,642,765
Marine Transportation — 0.1%
Kirby Corp. *	25,686	2,448,133
Media — 1.0%
Interpublic Group of Cos., Inc. (The)	174,059	4,281,851
Liberty Broadband Corp., Class A *	8,000	489,040
Liberty Broadband Corp., Class C *	49,392	3,028,718
New York Times Co. (The), Class A	73,406	3,809,037
Nexstar Media Group, Inc.	12,900	2,413,719
Paramount Global, Class B	293,709	3,691,922
Sirius XM Holdings, Inc.	89,551	1,891,317
		19,605,604
Metals & Mining — 1.6%
Alcoa Corp.	122,881	3,682,744
Carpenter Technology Corp.	22,375	5,580,101
Cleveland-Cliffs, Inc. *	222,767	2,343,509
Commercial Metals Co.	49,896	2,587,607
Hecla Mining Co.	267,911	1,537,809
MP Materials Corp. * (a)	58,858	3,619,767
Reliance, Inc.	24,757	7,182,748
Royal Gold, Inc.	30,957	4,687,509
		31,221,794
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. (a)	444,968	4,196,048
Blackstone Mortgage Trust, Inc., Class A (a)	77,377	1,429,927

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Rithm Capital Corp.	249,904	3,006,345
Starwood Property Trust, Inc.	162,580	3,163,807
		11,796,127
Multi-Utilities — 0.3%
Avista Corp.	37,722	1,407,031
Black Hills Corp.	33,936	1,960,822
Northwestern Energy Group, Inc.	27,099	1,455,216
		4,823,069
Office REITs — 0.6%
BXP, Inc.	67,966	4,447,015
Cousins Properties, Inc.	73,764	1,999,005
Kilroy Realty Corp.	50,662	1,867,401
Vornado Realty Trust	76,593	2,942,703
		11,256,124
Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.	148,747	2,729,507
Antero Resources Corp. *	124,494	4,348,575
APA Corp.	169,407	3,267,861
California Resources Corp.	29,901	1,440,630
Chord Energy Corp.	28,223	3,113,844
Comstock Resources, Inc. *	33,047	590,550
DT Midstream, Inc.	46,150	4,740,989
HF Sinclair Corp.	71,915	3,159,945
Magnolia Oil & Gas Corp., Class A	82,887	1,974,368
Matador Resources Co.	52,450	2,616,206
Murphy Oil Corp.	62,613	1,553,429
Ovintiv, Inc.	122,061	5,026,472
Permian Resources Corp.	299,488	4,240,750
Range Resources Corp.	112,916	4,146,276
Viper Energy, Inc.	61,671	2,322,530
		45,271,932
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	29,996	2,711,938
Passenger Airlines — 0.3%
Alaska Air Group, Inc. *	55,071	2,916,560
American Airlines Group, Inc. *	304,585	3,499,682
		6,416,242
Personal Care Products — 0.4%
BellRing Brands, Inc. *	60,089	3,279,658
Coty, Inc., Class A *	161,947	785,443
elf Beauty, Inc. *	23,680	2,869,779
Interparfums, Inc.	8,515	1,026,909
		7,961,789
Pharmaceuticals — 1.1%
Axsome Therapeutics, Inc. *	18,476	1,873,097

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Corcept Therapeutics, Inc. *	45,575	3,061,273
Elanco Animal Health, Inc. *	223,633	3,059,300
Jazz Pharmaceuticals plc *	28,027	3,212,735
Organon & Co.	116,356	1,128,653
Perrigo Co. plc	60,663	1,617,882
Prestige Consumer Healthcare, Inc. *	22,026	1,628,823
Viatris, Inc.	564,764	4,936,037
		20,517,800
Professional Services — 2.0%
Amentum Holdings, Inc. *	62,077	1,550,063
CACI International, Inc., Class A *	10,342	4,763,215
Clarivate plc *	158,695	610,976
Dayforce, Inc. *	73,367	4,231,075
Dun & Bradstreet Holdings, Inc.	147,910	1,345,981
ExlService Holdings, Inc. *	76,317	3,314,447
Exponent, Inc.	23,807	1,641,731
FTI Consulting, Inc. *	16,109	2,679,732
Genpact Ltd.	70,292	3,096,362
KBR, Inc.	62,162	2,905,452
Maximus, Inc.	26,372	1,947,836
Parsons Corp. *	25,184	1,868,653
Paylocity Holding Corp. *	20,860	3,856,597
Robert Half, Inc.	47,534	1,754,480
Science Applications International Corp.	22,116	2,465,491
TriNet Group, Inc.	12,293	833,588
		38,865,679
Real Estate Management & Development — 0.4%
Howard Hughes Holdings, Inc. *	14,679	1,008,888
Jones Lang LaSalle, Inc. *	22,329	6,036,868
		7,045,756
Residential REITs — 0.4%
American Homes 4 Rent, Class A	144,705	5,019,817
Independence Realty Trust, Inc.	104,555	1,753,387
		6,773,204
Retail REITs — 1.0%
Agree Realty Corp.	50,964	3,654,119
Brixmor Property Group, Inc.	143,938	3,761,100
Federal Realty Investment Trust	40,423	3,725,384
Kite Realty Group Trust	103,280	2,270,094
NNN REIT, Inc.	88,520	3,652,335
Phillips Edison & Co., Inc.	56,201	1,899,032
		18,962,064
Semiconductors & Semiconductor Equipment — 2.8%
Allegro MicroSystems, Inc. (Japan) *	58,037	1,822,942
Amkor Technology, Inc.	53,507	1,207,118

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Astera Labs, Inc. *	61,554	8,416,278
Cirrus Logic, Inc. *	25,019	2,519,663
Credo Technology Group Holding Ltd. *	68,494	7,640,506
Enphase Energy, Inc. *	61,830	2,000,819
Lattice Semiconductor Corp. *	64,784	3,228,187
MACOM Technology Solutions Holdings, Inc. *	29,777	4,083,618
MKS, Inc.	24,803	2,360,749
Onto Innovation, Inc. *	23,129	2,191,473
Qorvo, Inc. *	40,007	3,344,585
Rambus, Inc. *	50,561	3,737,975
Silicon Laboratories, Inc. *	15,226	2,006,330
Skyworks Solutions, Inc.	73,829	5,060,240
Universal Display Corp.	22,250	3,212,900
		52,833,383
Software — 4.7%
Aurora Innovation, Inc. *	505,407	2,936,415
Bill Holdings, Inc. *	39,346	1,685,976
Blackbaud, Inc. *	17,788	1,199,267
BlackLine, Inc. *	23,601	1,269,262
Box, Inc., Class A *	67,420	2,164,182
CCC Intelligent Solutions Holdings, Inc. *	239,673	2,317,638
Commvault Systems, Inc. *	20,595	3,912,020
Confluent, Inc., Class A *	132,932	2,356,220
Dolby Laboratories, Inc., Class A	28,727	2,164,292
Dropbox, Inc., Class A *	94,454	2,566,315
Elastic NV *	41,331	3,459,405
Gitlab, Inc., Class A *	61,804	2,707,633
Guidewire Software, Inc. *	39,225	8,873,479
Informatica, Inc., Class A *	79,370	1,960,439
Manhattan Associates, Inc. *	28,497	6,259,651
Nutanix, Inc., Class A *	120,408	9,051,069
Pegasystems, Inc.	43,115	2,531,282
Procore Technologies, Inc. *	55,508	3,976,038
Qualys, Inc. *	16,480	2,192,994
Rubrik, Inc., Class A *	48,082	4,565,386
SailPoint, Inc. * (a)	28,326	632,803
Samsara, Inc., Class A *	125,143	4,759,188
SentinelOne, Inc., Class A *	147,318	2,701,812
ServiceTitan, Inc., Class A *	5,237	611,210
SPS Commerce, Inc. *	17,789	1,936,599
Tenable Holdings, Inc. *	56,638	1,773,336
UiPath, Inc., Class A *	201,494	2,367,555
Unity Software, Inc. *	151,157	5,042,598
Workiva, Inc. *	24,412	1,558,218
		89,532,282
Specialized REITs — 1.0%
CubeSmart	107,450	4,180,880

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — continued
EPR Properties	35,427	1,949,902
Gaming and Leisure Properties, Inc.	124,202	5,661,127
Lamar Advertising Co., Class A	40,981	5,009,927
PotlatchDeltic Corp.	34,333	1,403,876
Rayonier, Inc.	66,406	1,547,924
		19,753,636
Specialty Retail — 3.2%
Abercrombie & Fitch Co., Class A *	21,843	2,097,365
Asbury Automotive Group, Inc. *	8,541	1,897,127
AutoNation, Inc. *	13,038	2,511,640
Bath & Body Works, Inc.	96,509	2,794,901
CarMax, Inc. *	71,663	4,056,842
Chewy, Inc., Class A *	103,458	3,796,909
Dick's Sporting Goods, Inc.	26,391	5,581,960
Five Below, Inc. *	25,422	3,470,611
Floor & Decor Holdings, Inc., Class A *	49,416	3,787,242
GameStop Corp., Class A *	191,686	4,303,351
Gap, Inc. (The)	111,274	2,165,392
Group 1 Automotive, Inc.	5,961	2,456,826
Lithia Motors, Inc., Class A	12,242	3,525,696
Murphy USA, Inc.	9,011	3,266,307
Penske Automotive Group, Inc.	9,344	1,564,279
RH *	7,166	1,473,473
Valvoline, Inc. *	59,834	2,109,149
Williams-Sonoma, Inc.	57,893	10,828,886
		61,687,956
Technology Hardware, Storage & Peripherals — 0.8%
IonQ, Inc. * (a)	118,659	4,730,934
Pure Storage, Inc., Class A *	144,618	8,607,664
Sandisk Corp. *	54,725	2,348,797
		15,687,395
Textiles, Apparel & Luxury Goods — 1.4%
Columbia Sportswear Co.	12,349	698,583
Crocs, Inc. *	25,465	2,539,624
PVH Corp.	24,532	1,801,139
Ralph Lauren Corp.	18,137	5,418,429
Skechers U.S.A., Inc., Class A *	61,818	3,909,989
Tapestry, Inc.	97,456	10,528,172
VF Corp.	155,035	1,817,010
		26,712,946
Trading Companies & Distributors — 2.1%
Air Lease Corp.	44,524	2,466,629
Applied Industrial Technologies, Inc.	18,210	4,944,015
Core & Main, Inc., Class A *	79,119	5,035,133
FTAI Aviation Ltd.	47,748	6,570,602
GATX Corp.	16,552	2,527,325

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — continued
Herc Holdings, Inc.	14,555	1,700,169
MSC Industrial Direct Co., Inc., Class A	18,722	1,621,700
QXO, Inc. *	276,702	5,550,642
Rush Enterprises, Inc., Class A	29,534	1,598,971
Rush Enterprises, Inc., Class B	3,671	199,372
SiteOne Landscape Supply, Inc. *	20,967	2,889,882
WESCO International, Inc.	22,559	4,668,811
		39,773,251
Water Utilities — 0.4%
American States Water Co.	18,146	1,335,364
California Water Service Group	27,987	1,272,569
Essential Utilities, Inc.	117,913	4,339,198
		6,947,131
Total Common Stocks (Cost $1,682,011,842)		1,884,118,567
Short-Term Investments — 2.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (b) (c) (Cost $13,221,276)	13,221,276	13,221,276
Investment of Cash Collateral from Securities Loaned — 2.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (b) (c) (Cost $38,512,892)	38,512,892	38,512,892
Total Short-Term Investments (Cost $51,734,168)		51,734,168
Total Investments — 101.9% (Cost $1,733,746,010)		1,935,852,735
Liabilities in Excess of Other Assets — (1.9)%		(36,836,366)
NET ASSETS — 100.0%		1,899,016,369

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $37,287,388.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	45	09/19/2025	USD	14,240,700	581,829

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,935,852,735	$—	$—	$1,935,852,735
Appreciation in Other Financial Instruments
Futures Contracts (a)	$581,829	$—	$—	$581,829

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$46,831,039	$271,887,459	$280,205,606	$—	$—	$38,512,892	38,512,892	$1,337,047	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	8,076,683	87,383,963	82,239,370	—	—	13,221,276	13,221,276	642,149	—
Total	$54,907,722	$359,271,422	$362,444,976	$—	$—	$51,734,168		$1,979,196	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.